Summary of Significant Accounting Policies - Changes in level 3 instruments (Details) - Fair Value, Measurements, Recurring [Member] - Fair Value, Inputs, Level 3 [Member] - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2018
Loan Held For Investment [Member]
Balance, Beginning		$ 0	$ 0
Purchases			500,000
Earnout incurred related to acquisition of Cloud B, Inc			0
Acquisition of Cloud B, Inc. - eliminated in consolidation			(500,000)
Balance, Ending			0
Contingent consideration [Member]
Balance, Beginning	$ (520,000)	(520,000)	0
Purchases			0
Earnout incurred related to acquisition of Cloud B, Inc			520,000
Acquisition of Cloud B, Inc. - eliminated in consolidation			0
Change in fair value	0	0
Balance, Ending	$ (520,000)	$ (520,000)	$ (520,000)